Summary of Significant Accounting Policies - Goodwill and Other Intangibles - Intangibles Other Than Goodwill and Foreign Currency Translation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 160,336	$ 160,336	$ 160,336
Foreign currency exchange gains/(losses)	(967)	(1,206)	(3,000)
Dry bulk vessels
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	56,240	56,240	56,240
Logistics Business
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 104,096	$ 104,096	104,096
Trade name | Navios Holdings
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	32 years
Finite lived intangible assets amortization method	straight-line
Trade name | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets	10 years
Finite lived intangible assets amortization method	straight-line
Customer relationships | Navios Logistics
Acquired Finite Lived Intangible Assets [Line Items]
Finite lived intangible assets amortization method	straight-line
One of the favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Impairment loss of intangible assets other than goodwill			$ 3,397